Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 10,022	$ 9,393
US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	10,022	9,393
Maturity Overnight [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	10,022	9,393
Maturity Overnight [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	10,022	9,393
Maturity Less than 30 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity Less than 30 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity 30 to 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity 30 to 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity Greater than 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity Greater than 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 0	$ 0